Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 845	$ 758
Short term loan, consolidated VIEs without recourse
Accounts payable, consolidated VIE's without recourse	1,222	1,074
Accrued expenses and other current liabilities, consolidated VIE's without recourse	3,754	3,503
Deferred revenue - current, consolidated VIE's without recourse	6,005	5,240
Dividend payable, consolidated VIEs without recourse
Income tax payable, consolidated VIE's without recourse	353	189
Deferred revenue non - current, consolidated VIE's without recourse	401	777
Government subsidies, consolidated VIEs without recourse
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	58,981,890	58,817,987
Ordinary shares, shares outstanding	58,981,890	58,817,987